SOUTHCROSS ENERGY LLC PREFERRED UNITS	12 Months Ended
Dec. 31, 2014
Temporary Equity Disclosure [Abstract]
SOUTHCROSS ENERGY LLC PREFERRED UNITS
SOUTHCROSS ENERGY LLC PREFERRED UNITS
In connection with our IPO and through a series of transactions described in Note 12, Southcross Energy LLC contributed all of its operating subsidiaries (its net assets on a historical cost basis), excluding certain liabilities, common units and all preferred units, and became the holding company of us. This note discloses Southcross Energy LLC's preferred units as of November 7, 2012 (our IPO date), as well as the activity associated with the preferred units for the period from January 1, 2012 through our IPO.
None of the preferred units (Preferred, Redeemable Preferred and Series B Redeemable Preferred) were conveyed in our IPO, and remained the obligation of Southcross Energy LLC and not us. All of the Redeemable Preferred Units and Series B Redeemable Preferred Units have since been redeemed.
Preferred Units
As of November 7, 2012, Southcross Energy LLC's cumulative preferred units were comprised of 11,850,374 units with a par value of $10 per unit, which accrued value (in the form of additional preferential rights to receive distributions) at a rate of 10% per annum, compounded quarterly.
Except in the case of cash distributions made for the purpose of paying federal income taxes, which are made to both preferred and common equity owners in direct proportion to the owners' respective share of taxable income, owners of the preferred equity receive cash distributions before owners of common equity. The cumulative preferred units and their cumulative return are subordinated to all redeemable preferred units and their cumulative return as discussed below. With the exception of cash distributions for federal income tax purposes, the Credit Agreement included certain covenants that restricted Southcross Energy LLC's ability to pay cash dividends to its owners. Southcross Energy LLC adjusts the carrying value of the Preferred Units to reflect the cumulative right to receive distributions on a quarterly basis. As of November 7, 2012, and December 31, 2011, the preferred units' cumulative right to receive future cash distributions was $43.3 million and $31.8 million, respectively, as a result of the cumulative preferred return on such units.
Redeemable Preferred Units
As mentioned above, none of the redeemable preferred units were conveyed in our IPO, and they remained the obligation of Southcross Energy LLC. On June 10, 2011, in connection with Southcross Energy LLC entering into the Credit Agreement, Charlesbank and certain of Southcross Energy LLC's existing investors contributed a total of $15.0 million in exchange for 1.5 million Redeemable Preferred Units. The Redeemable Preferred Units had a par value of $10 per unit and accrued value (in the form of an additional preferential right to receive distributions) at a rate of 18% per annum, compounded quarterly. These Redeemable Preferred Units could be redeemed in whole or in part at any time, or would be redeemed by Southcross Energy LLC promptly after the satisfaction of all obligations under the Credit Agreement, to the extent of available funds. Southcross Energy LLC adjusted the carrying value of the Redeemable Preferred Units to reflect the cumulative right to receive distributions on a quarterly basis. As of November 7, 2012, the right of the Redeemable Preferred Units to receive future cash distributions included an additional $3.9 million as a result of the cumulative preferred return on such units. All of the Redeemable Preferred Units have since been redeemed.
Series B Redeemable Preferred Units
As mentioned above, none of the redeemable preferred units were conveyed in our IPO, and they remained the obligation of Southcross Energy LLC. On March 20, 2012, Charlesbank and certain of Southcross Energy LLC's existing investors contributed $25.3 million and an affiliate of Wells Fargo Securities, LLC contributed $10.0 million to Southcross Energy LLC in exchange for 2.53 million units and 1.0 million units, respectively, of a new, Series B class, of Redeemable Preferred Units ("Series B Units"). On June 26, 2012, Charlesbank and certain of Southcross Energy LLC's existing investors contributed $7.5 million to Southcross Energy LLC in exchange for 0.75 million Series B Units.
On November 7, 2012 and subsequent to our IPO, the Series B Units were comprised of 3.35 million units. On November 26, 2012 and subsequent to the Over-Allotment Option, Southcross Energy LLC redeemed 2.49 million units. The Series B Units have a par value of $10 per unit, which accrued value (in the form of an additional preferential right to receive distributions) at a rate of 18% per annum, compounded quarterly. The Series B Units could be redeemed by Southcross Energy LLC in whole or in part at any time, or would be redeemed by Southcross Energy LLC promptly after the satisfaction of all its obligations under the Credit Agreement, to the extent of available funds. Southcross Energy LLC adjusts the carrying value of the Series B Units to reflect the cumulative right to receive distributions on a quarterly basis. As of November 7, 2012 and November 26, 2012, the Series B Units' right to receive future cash distributions included $3.8 million and $4.4 million, respectively as a result of the cumulative preferred return. All of the Series B Units have since been redeemed.
Series C Redeemable Preferred Units
As mentioned above, none of the redeemable preferred units were conveyed in our IPO, and they remained the obligation of Southcross Energy LLC. On June 26, 2012, Charlesbank and certain of Southcross Energy LLC's existing investors and other institutional investors contributed $30.0 million to Southcross Energy LLC in exchange for 3.0 million units of a new, Series C class, of Redeemable Preferred Units ("Series C Units"). As of November 7, 2012, the Series C Units were comprised of 3.0 million units with a par value of $10 per unit, which accrue value (in the form of an additional preferential right to receive distributions) at a rate of 18% per annum, compounded quarterly. The Series C Units and their cumulative preferred return of $1.4 million as of November 7, 2012 were fully redeemed in connection with our IPO (See Note 12).